SEGMENT INFORMATION (Details) (USD $)	12 Months Ended													1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Major Customer 1 [Member] major-customer	Dec. 31, 2011 Major Customer 1 [Member] major-customer	Dec. 31, 2010 Major Customer 1 [Member] major-customer	Dec. 31, 2012 Major Customer 2 [Member] major-customer	Dec. 31, 2012 Total operating revenues – tanker market	Dec. 31, 2011 Total operating revenues – tanker market	Dec. 31, 2010 Total operating revenues – tanker market	Dec. 31, 2012 Total operating revenues – drybulk carrier market	Dec. 31, 2011 Total operating revenues – drybulk carrier market	Dec. 31, 2010 Total operating revenues – drybulk carrier market	Dec. 31, 2012 Front Viewer & Front Guider [Member] carrier
Revenue from External Customer [Line Items]
Number of reportable segments	1
Number of operating segments	2
Number of carriers involved in early termination of time charter out contracts														2
Contract termination receipt or payment														$ 35,000,000
Number of major customers for revenue purposes				1	1	1	1
Total operating revenues	668,107,000	810,102,000	1,165,215,000					552,576,000	702,525,000	1,007,625,000	89,746,000	86,608,000	136,912,000
Revenue from single customer				$ 105,000,000			$ 83,000,000
Percent of revenue from single customer (in hundredths)				16.00%	21.00%	21.00%	12.00%
Maximum percentage consolidated operating revenues from individual major customers (in hundredths)	10.00%